Note 5 - Transactions With Related Parties (Details Textual) - USD ($) $ in Thousands			6 Months Ended
	Jan. 02, 2018	Mar. 27, 2017	Jun. 30, 2018	Jun. 30, 2017	Jan. 31, 2018
Proceeds from Related Party Debt			$ 5,280	$ 2,958
Chief Executive Officer [Member] | Incentive Compensation for Completion of Newbuilding Program [Member]
Related Party Transaction, Amounts of Transaction		$ 1,500
Proceeds from Related Party Debt	$ 2,250
Central Shipping Monaco SAM [Member]
Related Party Transaction, Amounts of Transaction			4,625	3,462
Central Shipping Monaco SAM [Member] | Newbuilding Supervision Fee [Member]
Related Party Transaction, Amounts of Transaction			$ 386	$ 109
Affiliated Entity [Member] | M/T Stenaweco Elegance [Member]
Equity Method Investment, Ownership Percentage					10.00%